Equity (Details Narrative) - $ / shares	1 Months Ended
	Feb. 28, 2019	Mar. 31, 2020	Dec. 31, 2019
Ordinary shares outstanding		87,494,888	85,562,769
Preferred shares issued
Preferred shares outstanding
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member]
Number of ordinary shares issuance	1,300,214
Public Warrants [Member]
Warrants		22,921,700
Ordinary share price per shares		$ 5.75
Warrants expire date		Jun. 06, 2023
Private Warrants [Member]
Warrants		12,618,680
Ordinary share price per shares		$ 5.75
Warrants expire date		Jun. 06, 2023